Average Annual Total Returns (, (ASG Managed Futures Strategy Fund))	0 Months Ended
	Feb. 18, 2014
Newedge Trend Index
Average Annual Return:
Past 1 Year	(3.52%)	[1]
Life of Fund	1.01%	[1]
Inception Date	Jul. 30, 2010
FTSE StableRisk Trend Composite Index
Average Annual Return:
Past 1 Year	(30.03%)
Life of Fund	(5.88%)
Inception Date	Jul. 30, 2010
Class A
Average Annual Return:
Past 1 Year	(16.20%)
Life of Fund	(1.97%)
Inception Date	Jul. 30, 2010
Class A | Return After Taxes on Distributions
Average Annual Return:
Past 1 Year	(16.46%)
Life of Fund	(3.29%)
Inception Date	Jul. 30, 2010
Class A | Return After Taxes on Distributions & Sale of Fund Shares
Average Annual Return:
Past 1 Year	(10.52%)
Life of Fund	(2.32%)
Inception Date	Jul. 30, 2010
Class C
Average Annual Return:
Past 1 Year	(12.62%)
Life of Fund	(0.31%)
Inception Date	Jul. 30, 2010
Class Y
Average Annual Return:
Past 1 Year	(10.90%)
Life of Fund	0.66%
Inception Date	Jul. 30, 2010

[1]	Effective March 1, 2014, the Newedge Trend Index replaced the FTSE StableRisk Trend Composite Index as the Fund's primary benchmark because the FTSE StableRisk Trend Composite Index will be discontinued effective March 31, 2014.